Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 132	€ 170	€ 163
Current tax liabilities, current	596	338	434
Net current tax	(464)	(168)	(271)	€ (552)
Deferred tax asset	1,825	2,116	2,430
Deferred tax liability	611	658	879
Net deferred tax	1,214	1,458	1,551	€ 1,860
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current		21
Current tax liabilities, current	288		21
Net current tax	(288)	21	(21)
Deferred tax asset	1,235	1,477	1,566
Net deferred tax	1,235	1,477	1,566
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	22	22	36
Net current tax	(22)	(22)	(36)
Deferred tax liability	531	531	555
Net deferred tax	(531)	(531)	(555)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	53	56	39
Current tax liabilities, current			13
Net current tax	53	56	26
Deferred tax asset	174	185	531
Deferred tax liability			77
Net deferred tax	174	185	454
Poland subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current		1
Current tax liabilities, current	5	6	14
Net current tax	(5)	(5)	(14)
Deferred tax asset	227	209	231
Net deferred tax	227	209	231
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	79	92	124
Current tax liabilities, current	281	310	350
Net current tax	(202)	(218)	(226)
Deferred tax asset	189	245	102
Deferred tax liability	80	127	247
Net deferred tax	€ 109	€ 118	€ (145)